Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Allowance for Doubtful Accounts:
Balance Beginning of Year	$ 166		$ 168
Additions Charged to Costs and Expenses	18		50
Deductions / (Recoveries) 1	16	[1]	52	[1]
Balance at End of Year	$ 168		$ 166

[1]	Accounts receivable written-off as uncollectible, net of recoveries.